Segment Reporting - Summary of Financial Information By Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue	[1]	$ 1,499.2	$ 1,234.3	$ 1,187.8
Segment Adjusted EBITDA		458.0	363.9	380.1
Chemistry [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		1,304.3	1,114.0	1,065.5
Equipment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		194.9	120.3	122.3
EL Segment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		981.3	797.7	682.9
Segment Adjusted EBITDA		330.7	259.0	241.6
EL Segment [Member] | Chemistry [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		803.0	690.0	596.2
EL Segment [Member] | Equipment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		178.4	107.7	86.7
GMF Segment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		517.8	436.6	504.9
Segment Adjusted EBITDA		127.3	104.9	138.5
GMF Segment [Member] | Chemistry [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		501.3	424.0	469.3
GMF Segment [Member] | Equipment [Member]
Disclosure Of Entitys Reportable Segments [Line Items]
Revenue		$ 16.5	$ 12.6	$ 35.6

[1]	The notes are an integral part of these consolidated financial statements.